SHARE-BASED COMPENSATION (Details) - USD ($)						1 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 08, 2022	Jan. 07, 2022	Mar. 16, 2021	Jan. 16, 2021	Nov. 09, 2020	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 22, 2021	Dec. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2017	Nov. 07, 2015
SHARE-BASED COMPENSATION
Expiration period (in years)											10 years
Share options granted											3,442,500	2,640,598	1,894,119
Exercise price (in USD per share)				$ 13.85							$ 1.14	$ 3.28	$ 12.31
Shares issued upon exercise of share options (in shares)											10,000	197,975	233,958
Total amount											$ 5,500	$ 323,212	$ 226,781
Number of shares surrendered				491,119
Fair value (in USD per option)				$ 7.85							$ 0.72	$ 2.13	$ 8.39
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)											5 years
Service conditions and Performance conditions
SHARE-BASED COMPENSATION
Share options granted											4,826,906	4,776,906
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted		2,060,308
Incremental fair value		$ 2,337,697
Management personnel
SHARE-BASED COMPENSATION
Number of options, vesting schedules and conditions waived					2,375,000
Shares issued upon exercise of share options (in shares)					2,375,000
Total amount					$ 5,197,650
Shares unvested								325,000			325,000
Management personnel | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 1.83
Management personnel | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 2.26
2015 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued																4,336,126
2017 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued															6,336,126
2019 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued														11,391,131
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance				2,994,000
Incremental percent of shares				5.00%
2021 Plan | Employees
SHARE-BASED COMPENSATION
Share options granted						69,225		3,442,500	1,303,000	2,640,598
2021 Plan | Employees | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 0.94	$ 5.92	$ 0.80
2021 Plan | Employees | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 1.33	$ 17.56	$ 5.60
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted	99,999		23,734				425,905